Loss per share	12 Months Ended
Dec. 31, 2021
Loss per share
Loss per share

20.    Loss per share

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net loss	(510,387)	(221,375)	(1,202,997)
Net loss attributable to noncontrolling interests	—	1,087	31,832
Accretion to preferred share redemption value	(116,308)	—	—
Deemed dividend to preferred shareholder	(642,174)	—	—
Numerator for basic and diluted net loss per share calculation	(1,268,869)	(220,288)	(1,171,165)
Denominator:
Weighted average number of ordinary shares	1,087,910,999	1,993,326,758	2,022,446,988
Denominator for basic and diluted net loss per share calculation	1,087,910,999	1,993,326,758	2,022,446,988
Net loss per ordinary share
—Basic and diluted	(1.17)	(0.11)	(0.58)

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	As of December 31,
	2019	2020	2021
Share options to employees	104,543,578	93,464,488	130,156,288
Share options to Series C preferred shareholder	172,908,894	—	—
Total	277,452,472	93,464,488	130,156,288